Fixed Assets and Construction in Progress - Summary of Fixed Assets (Details) (10-Q) - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015
Fixed assets, gross	$ 585,133	$ 163,578		$ 151,494
Less accumulated depreciation	(177,300)	(134,450)		(110,366)
Fixed assets, net	407,833	29,128		41,128
Office Equipment [Member]
Fixed assets, gross	95,336	60,968		48,884
Website Development Costs [Member]
Fixed assets, gross	99,880	99,880		99,880
Furniture and Fixtures [Member]
Fixed assets, gross	16,075	$ 2,730		$ 2,730
Leasehold Improvements [Member]
Fixed assets, gross	$ 373,842